Subsequent Events	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Statement [Line Items]
Subsequent Events
20.	Subsequent events
On May 1, 2022, Spring Creek Capital, LLC assigned the KSP Note and the PIK Note (together, the “2021 Convertible Notes”) to an affiliate, Wood River Capital, LLC (“Wood River Capital”) and each of Spring Creek Capital and Wood River Capital signed a joinder agreement under which Wood River Capital agreed to become a party to, to be bound by and to comply with the KSP Note Purchase Agreement and related documents; provided, however, that such assignment did not relieve Spring Creek Capital of its obligations thereunder. This assignment does not change the previously agreed upon terms of the 2021 Convertible Notes.
On May 12, 2022, the Company announced the successful completion of the previously announced $50 million aggregate investment in common shares of the Company by LG Energy Solution, Ltd. (“LGES”) and LG Chem, Ltd. (“LGC”). The Company issued 5,300,352 shares at an average price of $9.43 per common shares to LGES and LGC (being 2,650,176 common shares each). The investment was split into two tranches: (i) an initial tranche of 4,416,960 common shares, in the aggregate, at a price of $10.00 per share (for an aggregate initial tranche subscription price of approximately $44.2 million), and (ii) a second tranche of 883,392 common shares, in the aggregate, at a price of $6.60 per share (for an aggregate second tranche subscription price of approximately $5.8 million).
On May 31, 2022, the Company entered into a Note Purchase Agreement (the “Glencore Note Purchase Agreement”) with Glencore Ltd. (“Glencore”), a subsidiary of Glencore plc (LON: GLEN) and issued a convertible note (the “Glencore Note”) for a principal amount of $200 million to Glencore. The Glencore Note will mature on May 31, 2027 unless earlier repurchased, redeemed or converted. Interest on the Glencore Note is payable semi-annually, and
Li-Cycle
is permitted to pay interest on the Glencore Note in cash or by payment in-kind
(“PIK”), at its election. Interest payments made in cash are based on an interest rate of SOFR for a tenor comparable to the relevant interest payment period plus 0.42826% (the “Floating Rate”) plus 5% per annum if interest is paid in cash and plus 6% per annum if interest is paid in PIK. The Floating Rate has a floor of 1% and a cap of 2%. The obligations of the Company to make any payment on account of the principal of and interest on the Glencore Note are subordinate and junior in right of payment and upon liquidation to the Company’s obligations to the holders of all current and future senior indebtedness of the Company.
The principal and accrued interest owing under the Glencore Note may be converted at any time by the holder into the Company’s common shares at a per share price equal to $9.95 (the “Conversion Price”), subject to adjustments. The Company may redeem the Glencore Note at any time by payment of an amount in cash equal to 100% of the outstanding principal amount of the Glencore Note and all accrued interest owing under the Glencore Note. In connection with any optional redemption and provided that the holder of the Glencore Note has not elected to convert the Glencore Note into common shares following receipt of notice of such optional redemption, the Company must issue warrants (the “Warrants”) to the holder of the Glencore Note on the optional redemption date that entitle the holder to acquire, until the maturity date of the Glencore Note, a number of common shares equal to the principal amount of the Glencore Note being redeemed divided by the then applicable Conversion Price. The initial exercise price of the Warrants will be equal to the Conversion Price as of the optional redemption date.

24.	Subsequent events
On December 14, 2021, the Company announced a
non-binding
letter of intent with LG Chem, Ltd. (“LGC”) and LG Energy Solution, Ltd. (“LGES”) for a manufacturing scrap supply and nickel sulphate off-take
agreement. Upon execution of the definitive commercial agreement related to the proposed supply and off-take
arrangements, LGC and LGES will together make a $50 million investment to purchase common shares of
Li-Cycle
(each making a $25
million investment). Under the terms of the proposed investment, LG Chem and LG Energy Solution will each subscribe for 2,208,480 Common Shares at a price of $11.32 per share, for an aggregate investment in the Company of $50 million (the “Investment”). The subscription price per Common Share is based on a 30-day volume-weighted average price of the Common

Shares prior to LGES’ investment committee approval of LGES’ participation in the Investment on October 28th, 2021. The closing of the Investment is conditional on the parties entering into mutually acceptable definitive commercial agreements regarding the supply of nickel-bearing lithium-ion
battery scrap from LGES to
Li-Cycle
and nickel sulphate
off-take
from
Li-Cycle
to LGES and LGC.

On December 31, 2021, the Company exercised its election to pay interest on its $100,000,000 convertible note to Koch Strategic Platforms through a payment in-kind
and issued a new note under the same terms as the original note, in lieu of interest payments, with an issuance date of December 31, 2021 for the amount of $1,827,778.
On December 27, 2021, the Company announced that it will redeem all of its warrants to purchase common shares of the Company that remain outstanding at 5:00 p.m. New York City time on January 26, 2022 (the “Redemption Date”) for a redemption price of $0.10 per Warrant. Based on the Redemption Fair Market Value that was announced on January 11, 2022, Warrant holders who surrendered their Warrants on a “Make-Whole Exercise” prior to the Redemption Date received
0.253
Common Shares per Warrant. As of January 30, 2022, (i) 9,678 warrants have been exercised at the exercise price of $11.50 per common share, and (ii) 22,540,651 warrants have been surrendered by holders in the Make-Whole Exercise. The remaining 449,665 unexercised warrants will be redeemed at $0.10 per warrant.